AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                 Supplement to:
       OVERTURE BRAVO!, OVERTURE OVATION!, OVERTURE VIVA!, Protector hVUL,
                 OVERTURE Annuity III-Plus, and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2006
                              Corporate Benefit VUL
                          Prospectus Dated May 1, 2005
          OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE ENCORE!,
 OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE ACCLAIM!, OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2003
                               OVERTURE LIFE SPVUL
                  Allocator 2000, Regent 2000, Executive Select
                     Prospectuses Dated September 20, 2002
                    Allocator 2000 Annuity, Designer Annuity
                     Prospectuses Dated September 10, 2002
                                OVERTURE Annuity
                          Prospectus Dated May 1, 2000
                                     UniVar
                        Prospectus Dated November 1, 1999

                       Supplement Dated November 20, 2006

Effective November 17, 2006, Ameritas Investment Corp. ("AIC") resigned as the investment adviser and principal underwriter to the Calvert Variable Series, Inc. Ameritas Portfolios ("Ameritas Portfolios"). Pursuant to shareholder approval, on November 18, 2006, Calvert Asset Management Company, Inc. ("CAMCO") assumed responsibility as investment adviser and Calvert Distributors, Inc. ("CDI") assumed responsibility as principal underwriter to the Ameritas Portfolios. The AVLIC prospectuses listed above, including their statements of additional information ("SAIs"), are amended by replacing all references to AIC as adviser to the Ameritas Portfolios with references to CAMCO. In addition, references to CAMCO as subadvisor to the Ameritas Money Market portfolio are amended to refer to CAMCO as the advisor to the Ameritas Money Market portfolio.

The AVLIC prospectuses, including their SAIs, are further amended by replacing any references to AIC as the principal underwriter to the Ameritas Portfolios with references to CDI.

Although it no longer serves as adviser to the Ameritas Portfolios, AIC remains the underwriter and distributor of each of the variable products.

AVLIC, CAMCO, CDI, and AIC are affiliated companies. AVLIC, CAMCO, and CDI are indirect wholly owned subsidiaries of UNIFI Mutual Holding Company ("UNIFI"). AIC is an indirect majority owned subsidiary of UNIFI.

All other Policy provisions remain as stated in the Policies, prospectuses and SAIs.

Please see supplements to the Ameritas Portfolios prospectus and statement of additional information for more information about CAMCO, and CDI.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.
                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.